Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 715	$ 513
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses		7
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	35	235
Sales and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	173	92
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 507	$ 179